INVESTMENTS AND DEFICIT IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2020
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At June 30, 2020, June 30, 2019 and December 31, 2019 the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2020	June 30, 2019	December 31, 2019
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2020
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	66,132	32,961	18,362	14,809
Non-current assets	868,470	252,397	264,267	351,806
Total assets	934,602	285,358	282,629	366,615
Current liabilities	56,944	21,355	17,112	18,477
Non-current liabilities	856,276	277,263	255,256	323,757
Total liabilities	913,220	298,618	272,368	342,234
Total stockholders’ equity/(deficit)	21,382	(13,260)	10,261	24,381

	As of December 31, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	75,079	29,047	22,645	23,387
Non-current assets	920,801	286,222	273,621	360,958
Total assets	995,880	315,269	296,266	384,345
Current liabilities	65,832	19,168	20,761	25,903
Non-current liabilities	887,887	285,147	265,769	336,971
Total liabilities	953,719	304,315	286,530	362,874
Total stockholders’ equity	42,161	10,954	9,736	21,471

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2020
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	28,315	8,207	8,157	11,951
Net operating revenues	28,315	8,207	8,157	11,951
Net income/(deficit)	6,246	(721)	2,341	4,626

	Six months ended June 30, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	33,289	9,817	9,536	13,936
Net operating revenues	33,289	9,817	9,536	13,936
Net income	8,991	2,272	1,925	4,794

Allowance for Expected Credit Losses in Associates
As required by ASU 2016-13 'Financial Instruments - Credit Losses' from January 2020, SFL Deepwater, SFL Hercules and SFL Linus recognized an allowance for expected credit losses in respect of their principal financial assets: 'Investment in direct financing leases' and 'Related party receivable balances', held at the reporting date, which are within the scope of the ASU. Movements in the six months ended June 30, 2020 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Balance at December 31, 2019	—	—	—	—
Adjustment for adoption of the ASU 2016-13 (Note 1)	27,024	23,493	1,816	1,715
Allowance recorded in net income	3,369	3,100	110	159
Balance at June 30, 2020	30,393	26,593	1,926	1,874

Loan Balances and/or Revolving Credit Facilities of Equity Investees
Each subsidiary has entered into a term loan and revolving credit facility as follows:

	Six months ended June 30, 2020
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	597,898	180,032	193,846	224,020
Amount guaranteed by SFL	285,529	84,697	83,059	117,773

	Year ended December 31, 2019
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	621,907	187,916	201,923	232,068
Amount guaranteed by SFL	266,114	84,697	78,947	102,470